COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Nov. 30, 2012 Sweet Im Ltd [Member]	Jun. 30, 2014 New offices in Holon, Israel [Member]	Jun. 30, 2014 Vehicles [Member]	Jun. 30, 2014 Vehicles [Member] Subsequent Event [Member]
Operating Leased Assets [Line Items]
Lease expiration date				Dec. 31, 2024		Dec. 31, 2017
Future minimum payments, operating leases:
2014 (six months ending December 31)				$ 411
2015				1,975
2016				1,991
2017				2,023
Thereafter				13,982
Total				20,382	121	200
Business Acquisition [Line Items]
Maximum subsequent consideration due for acquisition			7,500
Deferred payment made in connection with acquisition consummated in 2013	$ 2,545